Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of Earnings per share
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Earnings
Net income attributable to equity holders of the Company	3,982	4,155	3,029

	Number of shares
Shares
Weighted average ordinary shares outstanding, used in computing basic earnings per share	3,272,754,403	3,313,527,847	3,321,067,177
Dilution effect- adjustments for share options and RSUs	74,817,935	46,932,912	41,978,580

Shares used in computing diluted earnings per share	3,347,572,338	3,360,460,759	3,363,045,757

	RMB	RMB	RMB
Basic earnings per share for Class A and Class B ordinary shares	1.22	1.25	0.91
Diluted earnings per share for Class A and Class B ordinary shares	1.19	1.24	0.90
Basic earnings per ADS	2.43	2.51	1.82
Diluted earnings per ADS	2.38	2.47	1.80